Defined Contribution Plan, Pension and Other Post-Retirement Benefit Plans - Summary of Amounts Recognized as Other Changes in Plan Assets and Benefit Obligations in Other Comprehensive Income (Loss) (Detail) - Non-U.S. Pension Plan - Non-U.S. Pension Plan - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Actuarial (gain) loss	$ 205	$ 1,186
Amortization of actuarial (loss) gain	(844)	(716)
Prior service credit	(48)	(46)
Total recognized in other comprehensive income (loss)	$ (687)	$ 424